Document And Entity Information	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Entity Registrant Name	EUROSEAS LTD.
Entity Central Index Key	0001341170
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Amendment Flag	false